Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	December 31,
	2023	2022

Professional services	127	114
Tax accruals	307	344
Agent Fees	565	12
Other	73	249
	$1,072	$719